Debt Instruments - FV through profit or loss and Held for trading (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Financial assets
Financial assets	$ 1,361,558	$ 1,285,120
Debt instruments.
Financial assets
Financial assets	317,124	323,452
Government debt securities | UNITED STATES
Financial assets
Financial assets	$ 23,087	$ 55,097
Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
UDI equivalent (in pesos)	6.226630	5.934550
Financial assets at fair value through profit or loss category | Debt instruments.
Financial assets
Financial assets	$ 110,222
Financial assets at fair value through profit or loss category | Government debt securities | UNITED STATES
Financial assets
Financial assets	1,473
Financial assets at fair value through profit or loss category | Federal Treasury Securities (CETES)
Financial assets
Financial assets	14,270
Financial assets at fair value through profit or loss category | United Mexican States Bonds (UMS)
Financial assets
Financial assets	40
Financial assets at fair value through profit or loss category | Federal Mexican Government Development Bonds (BONDS)
Financial assets
Financial assets	20,910
Financial assets at fair value through profit or loss category | M and M10 Mexican Government Bonds
Financial assets
Financial assets	27,783
Financial assets at fair value through profit or loss category | Mexican Bank Saving Protection Bonds (BPATs)
Financial assets
Financial assets	29,208
Financial assets at fair value through profit or loss category | Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets	10,524
Financial assets at fair value through profit or loss category | Debt securities, Other than government debt securities
Financial assets
Financial assets	$ 6,014
Financial assets held for trading category | Debt instruments.
Financial assets
Financial assets		$ 147,747
Financial assets held for trading category | Government debt securities | UNITED STATES
Financial assets
Financial assets		55,038
Financial assets held for trading category | Federal Treasury Securities (CETES)
Financial assets
Financial assets		9,188
Financial assets held for trading category | United Mexican States Bonds (UMS)
Financial assets
Financial assets		44
Financial assets held for trading category | Federal Mexican Government Development Bonds (BONDS)
Financial assets
Financial assets		33,291
Financial assets held for trading category | M and M10 Mexican Government Bonds
Financial assets
Financial assets		14,069
Financial assets held for trading category | Mexican Bank Saving Protection Bonds (BPATs)
Financial assets
Financial assets		25,092
Financial assets held for trading category | Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets		6,930
Financial assets held for trading category | Debt securities, Other than government debt securities
Financial assets
Financial assets		$ 4,095